ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2020	2019
Advance customer deposits and ticket sales	$277,867	$255,884
Outstanding gaming chips and tokens	205,780	473,330
Staff cost accruals	99,612	169,622
Interest expenses payable	96,491	49,298
Gaming tax and license fee accruals	87,321	217,773
Operating expense and other accruals and liabilities	73,177	117,338
Construction cost payables	57,200	28,583
Property and equipment payables	48,769	69,097
Loyalty program liabilities	29,175	39,591
Dividends payable	8,473	—

	$983,865	$1,420,516